COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Class A (IRFAX) and Class C (IRFCX) Shares

Supplement dated December 21, 2012 to

Summary Prospectus dated May 1, 2012, as amended May 31, 2012, and

Prospectus dated May 1, 2012

(each as supplemented October 1, 2012)

Fee Limitation Agreement

The Board of Directors of the Fund has approved a fee waiver/expense reimbursement agreement, effective January 1, 2013 through June 30, 2014, whereby Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the “Advisor”), will contractually agree to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain total annual Fund operating expenses (excluding distribution and shareholder servicing fees applicable to Class A and Class C shares; acquired fund fees and expenses; and extraordinary expenses) at 1.35% for Class A shares and 2.00% for Class C shares. Once effective, this contractual agreement can only be amended or terminated prior to its expiration date by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the Advisor.

Accordingly, the “Fund Fees and Expenses” section of the Summary Prospectus and Prospectus is replaced in its entirety with the following:

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You in the Fund’s prospectus (the Prospectus) and Reducing the Initial Sales Load on Class A Shares of the Fund’s statement of additional information (the SAI).

	Class A	Class C
Shareholder Fees
(fees paid directly from your investment):
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	1.00%(1)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment): (2)
Management Fee	0.95%	0.95%
Distribution (12b-1) Fees	0.25%	0.75%
Other Expenses	0.31%	0.31%
Service Fee	0.10%	0.25%

Total Annual Fund Operating Expenses (3)	1.61%	2.26%
Fee Waiver/Expense Reimbursement (3)	(0.26)%	(0.26)%

Total Annual Fund Operating Expenses (after fee waiver / expense reimbursement) (3)	1.35%	2.00%

(1)	For Class C shares, the maximum deferred sales charge does not apply after one year.

(2)	This expense information differs from the Fund’s most recent annual report and has been updated to reflect estimated expenses for the fiscal year ending December 31, 2012.

(3)	Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the Advisor), has contractually agreed to waive, through June 30, 2014, the Fund’s total annual operating expenses (excluding distribution and shareholder servicing fees applicable to Class A and Class C shares; acquired fund fees and expenses; and extraordinary expenses) to 1.35% for the Class A shares and 2.00% for the Class C shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2014 (through June 30, 2014, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$581	$881	$1,235	$2,228
Class C shares
Assuming redemption at the end of the period	$303	$651	$1,157	$2,550
Assuming no redemption at the end of the period	$203	$651	$1,157	$2,550

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.

Termination of Subadvisor

Effective December 31, 2012, the Board of Directors of the Fund has approved the termination of the Fund’s subadvisory agreement with Cohen & Steers Europe S.A. (“CNS Europe”).

Accordingly, effective December 31, 2012, all references to CNS Europe as a subadvisor to the Fund in the Summary Prospectus and Prospectus are hereby deleted.

Sales of Class A shares at Net Asset Value

Effective immediately, the information below supplements and replaces the information in “Purchasing the Class of Fund Shares that is Best For You-Class A Shares-Sales at Net Asset Value” in the Prospectus:

Sales at Net Asset Value. Class A shares of the Fund may be sold at NAV (i.e., without a sales charge) to certain investors without regard to investment amount, including investment advisors and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services, and through certain types of investment programs including no-load networks, platforms or self-directed investment brokerage accounts offered by financial services firms that may or may not charge transaction fees to their clients, that have entered into an agreement with the Distributor to offer Class A-shares without a sales charge (NAV Purchases).

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS

IRFSUPAC-1212

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Class I (IRFIX) Shares

Supplement dated December 21, 2012 to

Summary Prospectus dated May 1, 2012, as amended May 31, 2012, and

Prospectus dated May 1, 2012

(each as supplemented October 1, 2012)

Fee Limitation Agreement

The Board of Directors of the Fund has approved a fee waiver/expense reimbursement agreement, effective January 1, 2013 through June 30, 2014, whereby Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the “Advisor”), will contractually agree to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain total annual Fund operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) at 1.00% for Class I shares. Once effective, this contractual agreement can only be amended or terminated prior to its expiration date by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the Advisor.

Accordingly, the “Fund Fees and Expenses” section of the Summary Prospectus and Prospectus is replaced in its entirety with the following:

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.

Class I
Shareholder Fees	None
(fees paid directly from your investment):

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment): (1)

Management Fee	0.95%
Other Expenses	0.31%
Service Fee	0.07%

Total Annual Fund Operating Expenses (2)	1.33%
Fee Waiver/Expense Reimbursement (2)	(0.33)%

Total Annual Fund Operating Expenses (after fee waiver / expense reimbursement) (2)	1.00%

(1)	This expense information differs from the Fund’s most recent annual report and has been updated to reflect estimated expenses for the fiscal year ending December 31, 2012.

(2)	Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the Advisor), has contractually agreed to waive, through June 30, 2014, the Fund’s total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) at 1.00% for the Class I shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2014 (through June 30, 2014, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I shares	$102	$355	$664	$1,542

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.

Termination of Subadvisor

Effective December 31, 2012, the Board of Directors of the Fund has approved the termination of the Fund’s subadvisory agreement with Cohen & Steers Europe S.A. (“CNS Europe”).

Accordingly, effective December 31, 2012, all references to CNS Europe as a subadvisor to the Fund in the Summary Prospectus and Prospectus are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS

IRFSUPI-1212